Financial results (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial costs [Abstract]
Disclosure of detailed information about net financial income or expense [text block]

Amounts in US$ '000	2018	2017	2016
Financial expenses
Interest and amortization of debt issue costs	(28,955)	(27,823)	(28,984)
Interest with related parties	(1,606)	(2,224)	(1,587)
Less: amounts capitalized on qualifying assets	258	611	255
Borrowings cancellation costs	-	(17,575)	-
Bank charges and other financial results	(5,513)	(3,721)	(3,220)
Unwinding of long-term liabilities	(3,505)	(2,779)	(2,693)
	(39,321)	(53,511)	(36,229)
Financial income
Interest received	3,059	2,016	2,128
	3,059	2,016	2,128
Foreign exchange gains and losses
Foreign exchange (loss) gain	(11,323)	(2,193)	13,872
	(11,323)	(2,193)	13,872
Total Financial results	(47,585)	(53,688)	(20,229)